Segment, Customer and Geographic Information (Schedule of Information Based on Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Total revenues	$ 691,796	$ 573,957	$ 487,763
Israel [Member]
Disclosure of geographical areas [line items]
Total revenues	618,830	516,668	437,043
United States [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 72,966	$ 57,289	$ 50,720